UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew E. Fraley
Title:    Managing Partner
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Andrew E. Fraley     Minneapolis, MN    November 9, 2010
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             42
Form 13F Information Table Value Total:       $959,916
                                           (thousands)

List of Other Included Managers:

NONE

                                FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6    COLUMN 7  COLUMN 8
                                   TITLE OF                 VALUE             SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            CLASS        CUSIP    (x$1000)  AMOUNT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1  000886AE1      5956    6000000  PRN         SOLE
AIRTRAN HLDGS INC            NOTE 5.250%11/0  00949PAD0      2748    1950000  PRN         SOLE
AMERICAN INTL GROUP INC      PUT              026874954     29325     750000   SH   PUT   SOLE                 750000
AMR CORP                     CALL             001765906     19662    3135900   SH  CALL   SOLE
ANNALY CAP MGMT INC          NOTE 4.000% 2/1  035710AA0     15975   14500000  PRN         SOLE
ARVINMERITOR INC             FRNT 4.000% 2/1  043353AH4       854     933000  PRN         SOLE
BANK OF AMERICA CORPORATION  CALL             060505904     13102    1000000   SH  CALL   SOLE
CHINA MED TECHNOLOGIES INC   NOTE 4.000% 8/1  169483AC8      8362   10000000  PRN         SOLE
CHINA MED TECHNOLOGIES INC   PUT              169483954      1076      82800   SH   PUT   SOLE                 82800
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104       176      13532   SH         SOLE                 13532
CITIGROUP INC                PUT              172967951     22456    5743300   SH   PUT   SOLE                 5743300
CONOCOPHILLIPS               CALL             20825C904     14358     250000   SH  CALL   SOLE
DELL INC                     CALL             24702R901     25941    2000000   SH  CALL   SOLE
DELTA AIR LINES INC DEL      COM NEW          247361702      3492     300000   SH         SOLE                 300000
ENERGY PARTNERS LTD          COM NEW          29270U303     10462     871129   SH         SOLE                 871129
GENCO SHIPPING & TRADING LTD NOTE 5.000% 8/1  36869MAA3      8568    8000000  PRN         SOLE
GLOBAL INDS LTD              DBCV 2.750% 8/0  379336AE0      3542    5000000  PRN         SOLE
GOLDMAN SACHS GROUP INC      CALL             38141G904    115664     800000   SH  CALL   SOLE
GOLDMAN SACHS GROUP INC      PUT              38141G954      2082      14400   SH   PUT   SOLE                 14400
GOODYEAR TIRE & RUBR CO      CALL             382550901      9460     880000   SH  CALL   SOLE
HEWLETT PACKARD CO           COM              428236103      4207     100000   SH         SOLE                 100000
INVACARE CORP                SDCV 4.125% 2/0  461203AD3      8563    7000000  PRN         SOLE
ISHARES TR                   PUT              464287955     59832     886400   SH   PUT   SOLE                 886400
KKR FINANCIAL HLDGS LLC      NOTE 7.500% 1/1  48248AAD0      4965    3750000  PRN         SOLE
MOODYS CORP                  PUT              615369955     34545    1382900   SH   PUT   SOLE                 1382900
MORGAN STANLEY               PUT              617446958      6170     250000   SH   PUT   SOLE                 250000
MPG OFFICE TR INC            COM              553274101      2766    1106300   SH         SOLE                 1106300
ORACLE CORP                  COM              68389X105      2685     100000   SH         SOLE                 100000
PFIZER INC                   CALL             717081903     27482    1600600   SH  CALL   SOLE
RESEARCH IN MOTION LTD       PUT              760975952     30928     635200   SH   PUT   SOLE                 635200
RITE AID CORP                NOTE 8.500% 5/1  767754BU7      3814    4000000  PRN         SOLE
SANDISK CORP                 NOTE 1.500% 8/1  80004CAD3      4655    5000000  PRN         SOLE
SIRIUS XM RADIO INC          COM              82967N108      6710    5592139   SH         SOLE                 5592139
SMITH & WESSON HLDG CORP     COM              831756101      2143     601888   SH         SOLE                 601888
SMURFIT-STONE CONTAINER CORP COM              83272A104      9158     498543   SH         SOLE                 498543
SPDR S&P 500 ETF TR          PUT              78462F953    399455    3500000   SH   PUT   SOLE                 3500000
STRATEGIC HOTELS & RESORTS I COM              86272T106      5446    1284523   SH         SOLE                 1284523
UAL CORP                     CALL             902549907      4732     200000   SH  CALL   SOLE
UNITEDHEALTH GROUP INC       CALL             91324P902     17555     500000   SH  CALL   SOLE
USEC INC                     NOTE 3.000%10/0  90333EAC2      5517    7000000  PRN         SOLE
VALERO ENERGY CORP NEW       COM              91913Y100      3677     210000   SH         SOLE                 210000
WESTERN REFNG INC            NOTE 5.750% 6/1  959319AC8      1650    2000000  PRN         SOLE